Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments in real-estate related loans	$ 13,031	$ 13,035	$ 8,206
Unsecured promissory notes	43,443	43,543	0
Carrying Value | Series 2016 Preferred Stock
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Preferred stock series	139,838	139,996	0
Carrying Value | Series 2017 Preferred Stock
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Preferred stock series	0	2,586	0
Carrying Value | Series 2019 Preferred Stock
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Preferred stock series	127,335	111,863	32,933
Carrying Value | Variable rate revolving credit facility
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Lines of credit, fair value disclosure	0	20,000	35,500
Carrying Value | Fixed rate mortgages
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgages	450,431	213,009	35,995
Carrying Value | Floating rate mortgages
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgages	321,592	407,022	0
Carrying Value | Construction loans
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgages	66,174	116,656	0
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments in real-estate related loans	13,031	13,035	8,206
Unsecured promissory notes	43,443	43,543	0
Fair Value | Series 2016 Preferred Stock
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Preferred stock series	139,838	139,996	0
Fair Value | Series 2017 Preferred Stock
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Preferred stock series	0	2,586	0
Fair Value | Series 2019 Preferred Stock
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Preferred stock series	127,335	111,863	32,933
Fair Value | Variable rate revolving credit facility
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Lines of credit, fair value disclosure	0	20,000	35,500
Fair Value | Fixed rate mortgages
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgages	448,954	216,566	38,658
Fair Value | Floating rate mortgages
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgages	320,466	409,377	0
Fair Value | Construction loans
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgages	$ 66,174	$ 116,656	$ 0